Accounts Receivable - Net - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Balance at the beginning of the year	$ (13,902)	$ (12,904)	$ (9,530)	$ (7,140)
Provision for credit losses	(12,306)	(2,638)	(4,268)	(2,967)
Recoveries collected and write-off	1,600	1,268	66	775
Foreign currency translation adjustments	533	372	828	(198)
Balance at the end of the year	$ (24,075)	$ (13,902)	$ (12,904)	$ (9,530)